Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Of Financial Instruments [Abstract]
Funds restricted for construction activity	$ 23,572	$ 88,905
Loans payable	80,383	107,771
Cash and cash equivalents	5,521	8,204	5,934	21,869
Customers' advances for construction	$ 71,595	$ 66,198